UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				    	         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:	Axel Capital Management, LLC
							350 Park Avenue
							25th Floor
							New York, NY 10022
					13F File Number: 28-13743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:
Name:		Anna Nikolayevsky
Title:		Managing Member
Phone:		212-935-7111
Signature,		Place,		and Date of Signing:
Anna Nikolayevsky	New York, NY	May 13, 2011
Report Type (Check only one.):
				[X] 13F HOLDINGS REPORT.
				[ ] 13F NOTICE.
				[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 		0
Form 13F Information Table Entry Total:		33
Form 13F Information Table Value Total:		$140,056

List of Other Included Managers:			NONE



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FORM 13F INFORMATION TABLE

                                                          VALUE   SHRS OR  SHPUTINVESTMENOTHER         VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS CUSIP      (x$1000PRN AMT  PRCALDISCRETIOMANAGER  SOLE SHARED NONE
AK STL HLDG COPR                 COMMON         001547108     6154   390000SH   SOLE              390000
AUTOMATIC DATA PROCESSING INC    COMMON         053015103     7696   150000SH   SOLE              150000
BOSTON PROPERTIES INC            COMMON         101121101     2846    30000SH   SOLE              30000
CB RICHARD ELLIS GROUP INC       CL A COMMON    12497T101     6808   255000SH   SOLE              255000
COMMERCIAL VEH GROUP INC         COMMON         202608105     1070    60000SH   SOLE              60000
CUMMINS INC                      COMMON         231021106     1644    15000SH   SOLE              15000
EATON CORP                       COMMON         278058102     6653   120000SH   SOLE              120000
GENERAL DYNAMICS CORP            COMMON         369550108     5742    75000SH   SOLE              75000
GOOGLE INC                       CL A COMMON    38259P508     5868    10000SH   SOLE              10000
H & E EQUIPMENT SERVICES INC     COMMON         404030108     3125   160000SH   SOLE              160000
HERTZ GLOBAL HOLDINGS INC        COMMON         42805T105     1954   125000SH   SOLE              125000
HYATT HOTELS CORP                CL A COMMON    448579102     2798    65000SH   SOLE              65000
JONES LANG LASALLE INC           COMMON         48020Q107     4289    43000SH   SOLE              43000
LENNAR CORP                      CL A COMMON    526057104      997    55000SH   SOLE              55000
MANITOWOC INC                    COMMON         563571108     7767   355000SH   SOLE              355000
MARTIN MARIETTA MATLS INC        COMMON         573284106     2690    30000SH   SOLE              30000
MASCO CORP                       COMMON         574599106     5986   430000SH   SOLE              430000
OPENTABLE INC                    COMMON         68372A104     1276    12000SH   SOLE              12000
PACCAR INC                       COMMON         693718108     6021   115000SH   SOLE              115000
POTASH CORP SASK INC             COMMON         73755L107     4449    75500SH   SOLE              75500
PULTE GROUP INC                  COMMON         745867101      962   130000SH   SOLE              130000
RSC HOLDINGS INC                 COMMON         74972L102     6471   450000SH   SOLE              450000
STANLEY BLACK & DECKER INC       COMMON         854502101     2681    35000SH   SOLE              35000
STARWOOD HOTELS & RESORTS WRLD   COMMON         85590A401     8718   150000SH   SOLE              150000
TEREX CORP NEW                   COMMON         880119103     7223   195000SH   SOLE              195000
TEXTRON INC                      COMMON         883203101     3835   140000SH   SOLE              140000
TOLL BROTHERS INC                COMMON         889478103     1068    54000SH   SOLE              54000
UNITED RENTALS INC               COMMON         911363109     7654   230000SH   SOLE              230000
UNITED STATES STL CORP NEW       COMMON         912909108     6742   125000SH   SOLE              125000
VORNADO RLTY TR                  SH BEN INT     929042109     4375    50000SH   SOLE              50000
VULCAN MATLS CO                  COMMON         929160109     2736    60000SH   SOLE              60000
WHIRLPOOL CORP                   COMMON         963320106      941    11020SH   SOLE              11020
AERCAP HOLIDINGS NV              SHS            N00985106      817    65000SH   SOLE              65000